INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Current
- PRC income tax expenses	$37,721	$48,958	$94,722
Deferred
- PRC income tax expenses	(3,655)	(4,305)	(18,218)

Total	$34,066	$44,653	$76,504

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 28,
	2018	2019
Deferred tax assets:
Prepaid rental	2,387	9,763
Property and equipment	658	1,877
Impairment loss on long-term investments	553	6,563
Others	66	8,121
Tax losses carry-forward	38,248	44,376
Less: valuation allowance	(24,551)	(41,521)

Deferred tax assets, net	$17,361	$29,179

Deferred tax liabilities:
Intangible assets	5,343	8,869
Property and equipment	275	249
Long-term investments	14,421	8,620

Deferred tax liabilities	$20,039	$17,738

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2017, 2018 and 2019 to income before provision for income tax and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Income before provision for income tax	$154,581	$246,994	$457,204
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	38,646	61,748	114,301
Effect of non-deductible and super deduction expenses	1,853	(2,244)	(6,252)
Effect of income tax exemptions and preferential tax rates	(26,257)	(37,390)	(45,625)
Effect of income tax rate difference in other jurisdictions	16,575	14,949	5,214
Change in valuation allowance	3,249	7,590	8,866

Provision for income tax	$34,066	$44,653	$76,504

Summary of Income Tax Holiday [Table Text Block]
If Xueersi Education, Yidu Huida, TAL Beijing, Beijing Xintang Sichuang, Yinghe Youshi and Yizhen Xuesi did not enjoy income tax exemptions and preferential tax rates for the years ended February 28, 2017, 2018 and 2019, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Increase in income tax expenses	$26,257	$37,390	$45,625
Net income per common share-basic	$0.56	$0.90	$1.69
Net income per common share-diluted	$0.52	$0.82	$1.61